UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.	Corte Madera,CA        May 9, 2001



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		42

Form 13F Information Table Value Total:		$84,243



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105     9093   182000 SH       SOLE                   182000
AT&T Lib Media Grp CL A        com              001957208      294    21000 SH       SOLE                    21000
Anadarko Petroleum Corp.       com              032511107      251     4000 SH       SOLE                     4000
Automatic Data Processing      com              053015103      348     6400 SH       SOLE                     6400
BB&T Corporation               com              054937107      307     8736 SH       SOLE                     8736
Berkshire Hathaway Inc. CL A   com              846709913     1048      160 SH       SOLE                      160
Berkshire Hathway Inc. CL A    com              846709913      720       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      426      196 SH       SOLE                      196
Blockbuster Inc. CL A          com              093679108      645    43000 SH       SOLE                    43000
Burlington Resources           com              122014103     1186    26500 SH       SOLE                    26500
CSG Systems Intl. Inc.         com              126349109     4078    99000 SH       SOLE                    99000
Carnival Cruise Lines          com              143658102     3016   109000 SH       SOLE                   109000
Cigna High Income Shares       com              12551D109       45    10000 SH       SOLE                    10000
Cisco Systems                  com              17275R102     1273    80500 SH       SOLE                    80500
Citigroup Inc.                 com              1328P1054      225     5000 SH       SOLE                     5000
Delphi Automotive System       com              247126105      466    32876 SH       SOLE                    32876
Dorchester Hugoton Ltd. Deposi com              258205202     1431   105000 SH       SOLE                   105000
Exxon Mobil Corp.              com              30231G102     1053    13000 SH       SOLE                    13000
Fannie Mae                     com              313586109    11303   142000 SH       SOLE                   142000
Freddie Mac Voting Shs         com              313400301     1686    26000 SH       SOLE                    26000
Georgia Pacific Timber Group   com              373298702      201     7000 SH       SOLE                     7000
Intel                          com              458140100    10912   414700 SH       SOLE                   414700
J. Alexander's Corp.           com              466096104      632   301000 SH       SOLE                   301000
Johnson & Johnson              com              478160104     2283    26100 SH       SOLE                    26100
L.M.Ericsson Tele Co ADR       com              294821400      448    80000 SH       SOLE                    80000
Merck                          com              589331107     1860    24500 SH       SOLE                    24500
Microsoft Corp                 com              594918104     3850    70400 SH       SOLE                    70400
NTL Inc.                       com              629407107     1220    48500 SH       SOLE                    48500
Partner Re.                    com              G6852T105     2242    45500 SH       SOLE                    45500
Pepsico                        com              713448108     1099    25000 SH       SOLE                    25000
Per-Se Technologies            com              713569309      591   100000 SH       SOLE                   100000
Phillip Morris                 com              718154107     1566    33000 SH       SOLE                    33000
Plum Creek Timber Co LP        com              729251108     2770   114460 SH       SOLE                   114460
Sholodge Inc.                  com              825034101       79    17000 SH       SOLE                    17000
Suntrust Banks Inc.            com              867914103      249     3840 SH       SOLE                     3840
The Williams Companies, Inc.   com              969457100     5592   130500 SH       SOLE                   130500
Trenwick                       com              895290104      474    24000 SH       SOLE                    24000
UST                            com              902911106      240     8000 SH       SOLE                     8000
United Global Com Inc CL A     com              913247508      538    41000 SH       SOLE                    41000
Verizon Communications         com              92343V104      601    12200 SH       SOLE                    12200
Westwood One                   com              961815107     7816   339544 SH       SOLE                   339544
Williams Communs Grp CL A      com              969455104       90    10000 SH       SOLE                    10000